UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20005

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/05

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
      [ ] adds new holdings
      entries.
Institutional Investment Manager Filing this Report:

Name: 	Charter Financial Group, Inc.
Address: 	1101 14th Street, NW
		Suite 1010
		Washington, DC  20005

Form 13F File Number: 28-_05197__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan H. Stewart
Title: 	Chairman & President
Phone: 	202)289-7443

Signature, Place, and Date of Signing:

Susan H. Stewart 		Washington, DC		August 1, 2005
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
















































Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 	34

Form 13F Information Table Value Total: 	$128867
      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE





























FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER
	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN
	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
3M Corp	COM	88579y101	2928	40500	SH		SOLE
	11600	0	28900
Alliant Tech Systems	COM	018804104	404	5727	SH		SOLE
	5700	0	27
Altera Corporation	COM	021441100	3119	157500	SH		SOLE
	23400	0	134100
Amgen Inc.	COM	031162100	4881	80736	SH		SOLE
	16300	0	64436
Avon Products Inc.	COM	54303102	2979	78700	SH		SOLE
	24000	0	54700
BJ's Wholesale Club, Inc.	COM	05548J106	5720	176061	SH
	SOLE		40000	0	136061
Biomet Inc.	COM	90613100	3086	89115	 SH		SOLE
	20000	0	69115
C.H. Robinson Worldwide Inc.	COM	12541w100	5949	102214	SH
	SOLE		17000	0	85214
Check Point Software Tech	COM	M22465104	3901	196712	SH
	SOLE		40000	0	156712
Chubb Corp.	COM	171232101	5415	63254	SH		SOLE
	13800	0	49454
Cisco Systems, Inc.	COM	17275R102	4684	245499	SH		SOLE
	53600	0	191899
Constellation Brands Inc A	CLA	21036p108	3074	104231	SH
	SOLE		41600	0	62631
EMC Corporation	COM	268648102	5024	366474	SH		SOLE
	65900	0	300574
Eastman Chemical Company	COM	277432100	5053	91630	SH
	SOLE		17700	0	73930
Engelhard Corp.	COM	292845104	662	23200	SH		SOLE
	23200	0	0
Garmin Ltd.	COM	G37260109	3200	74855	SH		SOLE
	17000	0	57855
Inamed Corp.	COM	453235103	1460	21789	SH		SOLE
	4400	0	17389
IShares MSCI Pacific ex Japan	MSCI PAC J IDX	464286665	2044
	21709	SH		SOLE		0	0	21709
Intl. Business Machines Corp.	COM	459200101	4066	54793	SH
	SOLE		11500	0	43293
Intuit Inc.	COM	461202103	5024	111382	SH		SOLE
	24000	0	87382
Invitrogen Corp.	COM	46185r100	1518	18221	SH		SOLE
	0	0	18221
Johnson & Johnson	COM	478160104	5576	85790	SH		SOLE
	16000	0	69790
Lehman Brothers Holdings Inc.	COM	524908100	6227	62717	SH
	SOLE		14700	0	48017
M & T Bank Corp.	COM	55261f104	3102	29500	SH		SOLE
	6600	0	22900
MSCI Emerging Markets Index iShares	MSCI EMERG MKT	464287234
	645	9003	SH		SOLE		0	0	9003
Merrill Lynch and Co.	COM	590188108	4649	84520	SH
	SOLE		19600	0	64920
Nabors Industries LTD	COM	g6359f103	6106	100731	SH
	SOLE		20700	0	80031
Noble Corp.	COM	655042109	6858	111490	SH		SOLE
	23400	0	88090
Polymedica Corp.	COM	731738100	1426	40013	SH		SOLE
	8800	0	31213
Qualcomm Inc.	COM	747525103	5407	163795	SH		SOLE
	45000	0	118795
Stryker Corp	COM	863667101	5215	109654	SH		SOLE
	24000	0	85654
Target Corp.	COM	87612e106	5373	98750	SH		SOLE
	20400	0	78350
Wal Mart Stores Inc.	COM	931142103	807	16745	SH
	SOLE		16700	0	45
Wells Fargo Co.	COM	949746101	3282	53300	SH		SOLE
	15500	0	37800